Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares,

Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Federal Fund (“Federal Fund”)

Goldman Sachs Financial Square Tax-Free Money Market Fund (“Tax-Free Fund”)

(the “Funds”)

Supplement dated December 19, 2014 to the

Prospectuses and Summary Prospectuses, each dated December 27, 2013,

as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Goldman Sachs Asset Management, L.P., the Funds’ investment adviser (the “Investment Adviser”), is seeking approval on behalf of the Funds to participate in the Federal Reserve Bank of New York (“FRBNY”) Repurchase Agreement Program (the “Program”). Under the Program, the Funds will be permitted to enter into repurchase agreements with the FRBNY. The Funds consider repurchase agreements with the FRBNY to be U.S. Government securities for purposes of the Investment Company Act of 1940. In addition, the Federal Fund is changing its investment policy to clarify the types of U.S. Government securities in which the Fund may invest.

Accordingly, effective upon the latter of the approval by the FRBNY for the Funds to participate in the Program or 60 days from the date hereof, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The first sentence under the “Goldman Sachs Federal Fund—Summary—Principal Strategy” section of each Prospectus and the Federal Fund’s Summary Prospectus, is hereby replaced with the following:

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The second sentence of the first paragraph under: (1) the “Goldman Sachs Tax-Free Money Market Fund—Summary—Principal Strategy” section of each Prospectus and the Tax-Free Fund’s Summary Prospectus and (2) the “Investment Management Approach—Principal Investment Strategies—Tax-Free Money Market Fund” section of each Prospectus, is replaced with the following:

The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

Financial Square Federal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares,

Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Federal Fund (“Federal Fund”)

(the “Funds”)

Supplement dated December 19, 2014 to the

Prospectuses and Summary Prospectuses, each dated December 27, 2013,

as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Goldman Sachs Asset Management, L.P., the Funds’ investment adviser (the “Investment Adviser”), is seeking approval on behalf of the Funds to participate in the Federal Reserve Bank of New York (“FRBNY”) Repurchase Agreement Program (the “Program”). Under the Program, the Funds will be permitted to enter into repurchase agreements with the FRBNY. The Funds consider repurchase agreements with the FRBNY to be U.S. Government securities for purposes of the Investment Company Act of 1940. In addition, the Federal Fund is changing its investment policy to clarify the types of U.S. Government securities in which the Fund may invest.

Accordingly, effective upon the latter of the approval by the FRBNY for the Funds to participate in the Program or 60 days from the date hereof, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The first sentence under the “Goldman Sachs Federal Fund—Summary—Principal Strategy” section of each Prospectus and the Federal Fund’s Summary Prospectus, is hereby replaced with the following:

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

Financial Square Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares,

Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Tax-Free Money Market Fund (“Tax-Free Fund”)

(the “Funds”)

Supplement dated December 19, 2014 to the

Prospectuses and Summary Prospectuses, each dated December 27, 2013,

as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Goldman Sachs Asset Management, L.P., the Funds’ investment adviser (the “Investment Adviser”), is seeking approval on behalf of the Funds to participate in the Federal Reserve Bank of New York (“FRBNY”) Repurchase Agreement Program (the “Program”). Under the Program, the Funds will be permitted to enter into repurchase agreements with the FRBNY. The Funds consider repurchase agreements with the FRBNY to be U.S. Government securities for purposes of the Investment Company Act of 1940. In addition, the Federal Fund is changing its investment policy to clarify the types of U.S. Government securities in which the Fund may invest.

Accordingly, effective upon the latter of the approval by the FRBNY for the Funds to participate in the Program or 60 days from the date hereof, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The second sentence of the first paragraph under: (1) the “Goldman Sachs Tax-Free Money Market Fund—Summary—Principal Strategy” section of each Prospectus and the Tax-Free Fund’s Summary Prospectus and (2) the “Investment Management Approach—Principal Investment Strategies—Tax-Free Money Market Fund” section of each Prospectus, is replaced with the following:

The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.